Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events
We evaluate subsequent events up until the date the condensed consolidated financial statements are issued and have determined there are none to be reported or disclosed in the condensed consolidated financial statements other than those mentioned below.
Series 2016 Preferred Stock Payoff
Our Series 2016 Preferred Stock was fully redeemed on April 18, 2022 for approximately $139.8 million, utilizing available cash on hand, cash from asset-level refinances, funds raised in the
Follow-on
Offering and a $70.0 million draw on our JP Morgan Revolving Credit facility.
Distributions Declared—Common Stock
On May 10, 2022, our board of directors declared a gross distribution for the month of May of $0.06000000, or $0.72 annually, for each class of our common stock to holders of record on May 31, 2022, to be paid in June. Each class of our common stock will receive the same aggregate gross distribution per share. The net distribution varies for each class based on applicable distribution fees, which are deducted from the monthly distribution per share and paid directly to the applicable distributor.
Distributions Declared—CROP Units
As the sole member of the sole general partner of CROP, we declared distributions on Common Limited OP Units an Preferred OP Units to correspond to the distributions declared on our common stock and preferred stock.
Alpha Mill Transaction
On April 7, 2022, we sold to certain unaffiliated third parties approximately 28.9% of our 57.2% ownership interest in Alpha Mill apartments. We will retain at least a 20% ownership interest in Alpha Mill apartments under the terms of the offering and financing documents, and will also continue to provide property and asset management services. Among other material terms, the offering provides that each purchaser of an interest in Alpha Mill apartments will enter into an option agreement which provides us the right (but not the obligation) to re-acquire
such purchasers interest at fair value beginning on October 31, 2023 (but only after any purchaser has owned their interest in Alpha Mill apartments for at least two years). The purchaser may elect to receive limited partnership units in CROP (our operating partnership) or cash in the event we exercise our option.
Financing Activities
On May 5, 2022, we completed a
borrow-up
on our 2018 Fannie Facility in the amount of $9.2 million.

13. Subsequent Events
We have evaluated subsequent events from December 31, 2021 up until the date the consolidated financial statements are issued for recognition or disclosure and have determined there are none to be reported or disclosed in the consolidated financial statements other than those mentioned below.
Series 2016 Preferred Stock Extension
In January 2022, we extended our Series 2016 Preferred Stock redemption date to the maximum extension date of January 31, 2023. On March 22, 2022, our board of directors approved the full redemption of our Series 2016 Preferred Stock which we expect to occur before the end of April 2022. We will continue to pay the extension dividend rate of 7.0% until the earlier of January 31, 2023 or the full redemption of the Series 2016 Preferred Stock. We intend to use funds from our
Follow-on
Offering, proceeds from financing activities discussed below, and our revolving credit facility to redeem the Series 2016 Preferred Stock.
Series 2017 Preferred Stock Payoff
Our Series 2017 Preferred Stock was fully redeemed on February 1, 2022 for approximately $2.6 million.
Financing Activities
On January 28, 2022, we refinanced Parc Westborough and placed it on our revolving credit facility, drawing an additional $1.7 million on that line. We also refinanced Sugarmont’s construction loan to a permanent $105.0 million mortgage, receiving net proceeds of $43.8 million.
In March 2022, we refinanced seven properties through individual, uncrossed loans with one lender for $362.2 million, receiving net proceeds of $111.7 million. All of the loans are on a 5 year term and carry a 3.4% fixed interest rate. Two of the properties are unconsolidated.
Performance Participation Allocation Payment
On January 31, 2021, the accrued $51.8 million performance participation allocation was paid in cash.
Status of the Private Offering
We sold 1,547,184 shares of Series 2019 Preferred Stock for aggregate gross offering proceeds of $15.4 million. In connection with the sale of these shares in the Private Offering, the Company paid aggregate selling commissions of $1.0 million and placement fees of $0.3 million. The offering was fully subscribed and terminated in March 2022.
Status of the
Follow-on
Offering
We sold the following through our
Follow-on
Offering ($ in thousands):

	Class
	T	I	A	TX	Total
Shares issued through Primary Offering	1,394,087	442,888	—	—	1,836,975
Shares issued through DRP Offering	19	456	26,120	—	26,595
Gross Proceeds	$25,000	$7,888	$458	$—	$33,346
Distributions Declared—Common Stock
We declared the following monthly distributions after December 31, 2021:

Shareholder Record Date	Monthly Rate	Annually
January 31, 2022	$0.05833333	$0.70
February 28, 2022	$0.05916667	$0.71
March 31, 2022	$0.05916667	$0.71
Grant of LTIP Unit Awards and RSU Awards
On January 7, 2022, grants of 105,826 time-based LTIP Units and 170,731 performance-based LTIP units were issued to executives, directors and employees.
Equity Incentive Plan
On March 22, 2022, our board of directors approved the Cottonwood Communities, Inc. 2022 Equity Incentive Plan (the “Plan”) to attract, retain and reward certain employees, consultants and/or directors for services they perform on behalf of the Company. The plan allows for the issuance of a maximum of 300,000 shares of common stock issued through restricted stock units or restricted stock awards. Awards may (but need not) be subject to service or performance vesting conditions. Upon adoption of the Plan, the compensation committee of the board of directors approved an aggregate grant of 20,038 restricted stock units with a four-year vesting schedule. The Company does not intend to issue awards to executive officers or directors pursuant to the Plan.